SEGMENT INFORMATION (Details 1) - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
NON-CURRENT ASSETS	€ 11,304	€ 11,617
CURRENT ASSETS	58,336	62,923
Trade receivables and other current assets	3,196		€ 5,150
Current financial assets	7,861	13,494
Cash and cash equivalents	45,125	40,307	40,400
TOTAL ASSETS	69,640	74,540
EQUITY	20,557	24,220	18,930	€ 21,639
NON-CURRENT LIABILITIES	7,500	5,358
CURRENT LIABILITIES	41,583	44,962
Current lease liabilities	191	364
TOTAL EQUITY AND LIABILITIES	€ 69,640	74,540
Spain [Member]
IfrsStatementLineItems [Line Items]
NON-CURRENT ASSETS		709	636
CURRENT ASSETS		72,540	74,293
Trade receivables and other current assets		13,403	12,978
Current financial assets		46,819	49,184
Cash and cash equivalents		12,318	12,132
TOTAL ASSETS		73,249	74,929
EQUITY		48,448	55,818
NON-CURRENT LIABILITIES			242
CURRENT LIABILITIES		24,801	18,869
Current lease liabilities		350	61
Borrowings		5,921	2,855
Trade payables and other current liabilities		18,530	15,952
TOTAL EQUITY AND LIABILITIES		73,249	74,929
Mexico [Member]
IfrsStatementLineItems [Line Items]
NON-CURRENT ASSETS		31	10
CURRENT ASSETS		15,408	15,269
Trade receivables and other current assets		3,672	1,956
Current financial assets		2,915	2,532
Cash and cash equivalents		8,821	10,781
TOTAL ASSETS		15,439	15,279
EQUITY		(21,134)	(22,230)
NON-CURRENT LIABILITIES			0
CURRENT LIABILITIES		36,573	37,509
Current lease liabilities
Borrowings		3,329	2,665
Trade payables and other current liabilities		33,244	34,844
TOTAL EQUITY AND LIABILITIES		15,439	15,279
Other Operations [Member]
IfrsStatementLineItems [Line Items]
NON-CURRENT ASSETS		80	65
CURRENT ASSETS		10,176	11,576
Trade receivables and other current assets		1,457	1,774
Current financial assets		2,691	2,323
Cash and cash equivalents		6,028	7,479
TOTAL ASSETS		10,256	11,641
EQUITY		(11,467)	(12,051)
NON-CURRENT LIABILITIES		(3)	(2)
CURRENT LIABILITIES		21,726	23,694
Current lease liabilities
Borrowings		13,231	12,200
Trade payables and other current liabilities		8,495	11,494
TOTAL EQUITY AND LIABILITIES		10,256	11,641
Supporting [Member]
IfrsStatementLineItems [Line Items]
NON-CURRENT ASSETS		220,495	219,778
CURRENT ASSETS		104,118	96,199
Trade receivables and other current assets		39,739	39,914
Current financial assets		51,209	41,521
Cash and cash equivalents		13,170	14,764
TOTAL ASSETS		324,613	315,977
EQUITY		218,341	208,530
NON-CURRENT LIABILITIES		5,359	7,257
CURRENT LIABILITIES		100,913	100,189
Current lease liabilities		14	130
Borrowings		72,925	75,136
Trade payables and other current liabilities		27,974	24,923
TOTAL EQUITY AND LIABILITIES		324,613	315,977
Eliminations [Member]
IfrsStatementLineItems [Line Items]
NON-CURRENT ASSETS		(209,698)	(209,184)
CURRENT ASSETS		(139,319)	(139,002)
Trade receivables and other current assets		(49,149)	(51,273)
Current financial assets		(90,140)	(87,699)
Cash and cash equivalents		(30)	(30)
TOTAL ASSETS		(349,017)	(348,186)
EQUITY		(209,968)	(209,510)
NON-CURRENT LIABILITIES		2	3
CURRENT LIABILITIES		(139,051)	(138,678)
Current lease liabilities			0
Borrowings		(92,041)	(91,247)
Trade payables and other current liabilities		(47,010)	(47,431)
TOTAL EQUITY AND LIABILITIES		(349,017)	(348,186)
Total Codere Online [Member]
IfrsStatementLineItems [Line Items]
NON-CURRENT ASSETS		11,617	11,304
CURRENT ASSETS		62,923	58,336
Trade receivables and other current assets		9,122	5,349
Current financial assets		13,494	7,861
Cash and cash equivalents		40,307	45,125
TOTAL ASSETS		74,540	69,640
EQUITY		24,220	20,557
NON-CURRENT LIABILITIES		5,358	7,500
CURRENT LIABILITIES		44,962	41,583
Current lease liabilities		364	191
Borrowings		3,365	1,609
Trade payables and other current liabilities		41,233	39,783
TOTAL EQUITY AND LIABILITIES		€ 74,540	€ 69,640